Land Use Rights (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Short-term Bank Loans and Notes Payable	$ 64,991,233			$ 68,313,619
Amortization of Leased Asset	24,667	$ 33,971	$ 44,163
Use Rights [Member]
Short-term Bank Loans and Notes Payable	$ 1,576,109			$ 1,667,055